                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey


Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

         /s/Robert Horwitz     Glen Rock, New Jersey   02/08/02
         ___________________   __________________      _________
              [Signature]         [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         NONE









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:     $    143,521
                                             [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE































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
                                                      RH CAPITAL ASSOCIATES
                                                            FORM 13F
                                                         December 31, 2001


   COLUMN                COLUMN          COLUMN      COLUMN        COLUMN       COLUMN    COLUMN           COLUMN
     1                     2               3           4             5             6         7               8
                         TITLE           CUSIP       VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER           OF CLASS        NUMBER      (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
--------------           --------        ------      -------- -------  --- ---- ---------- --------  ----   ------   ----
ACCLAIM ENT               COM           004325205       284    53500   SH       Sole                 53500
ADVANCEPCS                COM           00790k109      8412   286600   SH       Sole                286600
AKAMAI TECHNOLOGIES       COM           00971t101       594   100000   SH       Sole                100000
BARNES AND NOBLE          COM           067774109      2960   100000   SH       Sole                100000
BICC GENERAL CABLE        COM           369300108      1454   111000   SH       Sole                111000
BRIO TECHNOLOGY INC       COM           109704106      1159   402600   SH       Sole                402600
BROOKSTONE INC            COM           114537103       720    61400   SH       Sole                 61400
CABLEVISION SYSTEMS
  CORP CL A               COM           12686C109      9704   204500   SH       Sole                204500
CANDIES INC               COM           137409108        31    16700   SH       Sole                 16700
CENTILLIUM COMM           COM           152319109       348    44300   SH       Sole                 44300
CIBER INC                 COM           17163B102       616    65200   SH       Sole                 65200
COMPAQ COMPUTER CORP      COM           204493100      1464   150000   SH       Sole                150000
CORDIANT COMM             COM           218514206       967   700000   SH       Sole                700000
CRYPTOLOGIC INC           COM           228906103      4950   278900   SH       Sole                278900
CVS CORP                  COM           126650100      2960   100000   SH       Sole                100000
EQUITY INNS               COM           294703103       341    51500   SH       Sole                 51500
FAIR ISSAC & CO INC       COM           303250104      5357    85000   SH       Sole                 85000
GYMBOREE                  COM           403777105      1074    90000   SH       Sole                 90000
HCA INC                   COM           404119109      7708   200000   SH       Sole                200000
HONEYWELL INC             COM           438516106      1353    40000   SH       Sole                 40000
HPL TECH                  COM           40426c105      1544    86500   SH       Sole                 86500
INAMED CORP.              COM           453235103      5624   187022   SH       Sole                187022
INTERNET CAP GR           COM           46059C106       242   200000   SH       Sole                200000
JUPITER MEDIA             COM           48206U104       766   464500   SH       Sole                464500
KENNETH COLE              COM           193294105      3742   211400   SH       Sole                211400
M T R GAMING              COM           553769100      5218   326100   SH       Sole                326100
META GROUP INC            COM           591002100       626   286000   SH       Sole                286000
METROMEDIA FIBER          COM           591689104       198   450000   SH       Sole                450000
MOORE CORP                COM           615785102      1384   145700   SH       Sole                145700
OMNICARE INC              COM           681904108      2488   100000   SH       Sole                100000
PACIFIC SUNWEAR           COM           694873100      2961   145000   SH       Sole                145000
PARTY CITY CORP           COM           702145103       605    80500   SH       Sole                 80500
PFIZER INC.               COM           717081103      3985   100000   SH       Sole                100000
PMI GROUP                 COM           69344m101      2774    41400   SH       Sole                 41400
PRG-SCHULTZ INT'L         COM           743168106      1100   135000   SH       Sole                135000
PRUDENTIAL FINL           COM           744320102      3319   100000   SH       Sole                100000


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RADIAN GROUP              COM           750261018      7907   184100   SH       Sole                184100
RADWARE                   COM           m81873107       284    21900   SH       Sole                 21900
RAINBOW MEDIA GROUP       COM           12686C844      6182   250300   SH       Sole                250300
RALCORP HOLDINGS          COM           751028101       540    23800   SH       Sole                 23800
RFS HOTEL INVESTORS       COM           74955j108       569    50000   SH       Sole                 50000
SCP POOLS                 COM           784028102       688    25050   SH       Sole                 25050
SEEBEYOND TECH            COM           815704101      1030   106200   SH       Sole                106200
SILGAN HOLDINGS           COM           827048109      3335   127500   SH       Sole                127500
SOFTNET SYSTEMS           COM           833964109       191   103500   SH       Sole                103500
SOLECTRON CORP            COM           834182107      1128   100000   SH       Sole                100000
TRIAD HOSPITAL            COM           89579K109      4403   150000   SH       Sole                150000
ACCLAIM ENTERTMT
 10.00% due 3-01-02       CNV           004325aa4     13704 13395000   PRN      Sole              13395000
EARTHWEB INC SUB NOTE
 CONV 7.00% due 1-25-05   CNV           27032cab4      4257  9900000   PRN      Sole               9900000
INTERNET CAP GRP 5.00%
 due 12-21-04             CNV           46059caa4      9139 22290000   PRN      Sole              22290000
METAMOR WORLDWIDE
 2.94% due 8-15-04        CNV           59133paa8      1131  2900000   PRN      Sole               2900000

                                                     143521































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